INCOME TAXES - Earnings (loss) before income taxes from continuing operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States					$ (201.1)	$ (351.4)	$ (427.9)
Non-U.S.					96.8	80.4	20.8
Income (loss) before income taxes	$ 40.5	$ (2.9)	$ (214.7)	$ (58.8)	$ (104.3)	$ (271.0)	$ (407.1)